10. STOCK OPTION PLANS (Details - Option activity) - Stock Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Options Outstanding
Options Outstanding	447,000	447,000	737,000	347,000
Options granted	0	0	0
Options cancelled	0	0	(50,000)
Options exercised	(10,000)	0	(240,000)
Options Outstanding	437,000	447,000	447,000	737,000
Options exercisable	437,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, beginning	$ 0.79	$ 0.79	$ 0.85	$ 1.20
Option granted
Option cancelled			1.4
Options exercised	0.05		0.05
Weighted Average Exercise Price Outstanding, ending	0.81	$ 0.79	$ 0.79	$ 0.85
Weighted Average Exercise Price Exercisable	$ 0.81
Weighted Average Remaining Contractual Life (Years)
Options Outstanding	3 years 9 months 18 days	5 years 8 months 5 days	6 years 8 months 5 days	7 years 9 months
Options exercisable	3 years 9 months 18 days
Aggregate Intrinsic Value
Options Outstanding	$ 0	$ 0	$ 0	$ 0
Options exercisable	$ 0